Offerings - Offering: 1	Nov. 01, 2024 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Limited Partnership Interests
Security Class Title	Non-Voting Limited Partnership Unit
Amount Registered | shares	241,000,000
Maximum Aggregate Offering Price	$ 7,772,284,459.41
Carry Forward Form Type	F-3
Carry Forward File Number	333-272999
Carry Forward Initial Effective Date	Jul. 12, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 959,145.37
Offering Note
(1) Pursuant to Rule 415(a)(6) under the Securities Act (“Rule 415(a)(6)”), the securities being registered include 241,000,000 LP Units, equivalent to $7,772,284,459.41, which are being carried forward due to the previously registered by the registrant’s registration statement on Form
F-3
(File Nos.
333-237996),
which was declared effective by the Securities and Exchange Commission on July 12, 202
3
 (the “Prior Registration Statement”), but was not issued or delivered to satisfy exchanges, redemptions or acquisitions of Exchangeable Shares, and accordingly such LP Units constitute “unsold securities” (within the meaning of Rule 415(a)(6)) as of the date hereof (collectively, the “Unsold Securities”) and as such the registration fees for these LP Units will be carried forward for this Registration Statement.
(2) The aggregate filing fee paid in connection with the Unsold Securities under the Prior Registration Statement was $959,145.37. Pursuant to Rule 415(a)(6), (i) the registration fee applicable to the Unsold Securities is being carried forward to this Registration Statement and will continue to be applied to the Unsold Securities, and (ii) the offering of the Unsold Securities registered on the Prior Registration
Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. If the registrant issues or delivers any of the Unsold Securities pursuant to the Prior Registration Statement after the date of the initial filing, and prior to the date of effectiveness, of this Registration Statement, the registrant will file a pre-effective
amendment to this Registration Statement, which will reduce the number of Unsold Securities included on this Registration Statement.
(3) Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional securities that may be offered or issued by the registrant in connection with any stock split, stock dividend or any similar transaction.